Interest-bearing loans and borrowings - Interest-Bearing Financing Receivables (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Feb. 28, 2021	Dec. 31, 2020	May 31, 2020	Jul. 31, 2017	Jul. 01, 2017
Disclosure of detailed information about borrowings [line items]
Accounts receivable		$ 14,411,000	$ 8,670,000			$ 17,648,000
Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis									0.97%
Current borrowings		5,651,000	4,732,000			10,421,000
Interest-bearing receivables financing | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis									1.50%
Interest-Bearing Receivables Financing 2020 Research Tax Credit
Disclosure of detailed information about borrowings [line items]
Interest rate				5.13%	6.20%		6.45%
Notional amount		3,867,000	2,991,000			3,807,000
Borrowing, Retention Amount		1,562,000	1,233,000
Interest-Bearing Receivables Financing 2020 Research Tax Credit | Within one year
Disclosure of detailed information about borrowings [line items]
Borrowing, Retention Amount		1,436,000	1,125,000			762,000
Interest-Bearing Receivables Financing 2020 Research Tax Credit | More than five years
Disclosure of detailed information about borrowings [line items]
Borrowing, Retention Amount		$ 133,000	$ 108,000			$ 107,000
Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Available borrowings, percentage of face value of accounts receivable	90.00%
Exclusion from past due period of accounts receivable		60 days
Service Sales [Member] | Factoring of receivables | Interest-bearing receivables financing
Disclosure of detailed information about borrowings [line items]
Accounts receivable								$ 800,000